Share-Based Compensation - Schedule of Share-Based Plan Compensation Expense, Including Cash Award (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Share-based compensation plan expense, net of related tax benefits	$ 6,225	$ 5,747	$ 4,816
Share-based compensation plan related tax benefits	$ 1,966	$ 1,815	$ 1,521